Provisions for Legal Proceedings - Schedule of Possible Loss Contingent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Possible Loss Contingent Liabilities [Line Items]
Estimated costs	$ 6,620,537	$ 6,319,604
Labor [Member]
Schedule of Possible Loss Contingent Liabilities [Line Items]
Estimated costs	219,277	211,591
Civil [Member]
Schedule of Possible Loss Contingent Liabilities [Line Items]
Estimated costs	390,771	334,851
Tax [Member]
Schedule of Possible Loss Contingent Liabilities [Line Items]
Estimated costs	$ 6,010,489	$ 5,773,162